Commitments and Contingencies - Future Minimum Payments Under Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 15,990
2014	11,967
2015	9,576
2016	7,450
2017	6,397
Thereafter	9,047
Total minimum lease payments	$ 60,427